JUNE 30, 2012

Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           2
Second Quarter
Report 2012
















               Volumetric Fund, Inc.

                     (Logo)
































To our shareholders:

	Volumetric Fund's net asset value per share (NAV) advanced 3.2% in the first half of 2012 but declined 3.6% during the second quarter. Since the introduction of our Volume and Range system twelve years ago, this was only the third time that we have somewhat underperformed the market in the first half. Overall, our NAV closed out the first half at $18.04, up $0.56 from $17.48 since the beginning of the year, but down $0.67 from $18.71, as of March 31. During the second quarter our cash position was increased from 10% to 23%.


                       Second	       First 	         Since
                       Quarter            Half           9/1/00*

Volumetric Fund	        - 3.6%	         + 3.2%	        + 47.3%
S&P 500 Index	        - 3.3	         + 8.3	        - 10.4
Dow Jones Ind.	        - 2.5	         + 5.4	        + 14.6
NYSE Comp. Index	- 4.9	         + 4.3	        +  9.0
NASDAQ	                - 5.0	         +12.5	        - 30.7

    *Introduction of Volume & Range System

    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $197,691, as of June 30, 2012. This is equivalent to a 9.3% compounded growth rate since the inception of the Fund in 1979.

PORTFOLIO REVIEW

    Currently, we have 66 securities in our portfolio. We have 52 gainers and only 14 losers. Our average stock is up 17.3%. At the end of the second quarter, our best performing stock was Monster Beverage, which nearly quadrupled with a 285% gain. Our worst security was Sealed Air, down 26%. During the second quarter we purchased 23 securities and sold 32, as indicated below.

    Purchases: Alleghany Technology, Alliant Tech-systems, American Greetings, Arkansas Best, Arrow Electronics, DeVry, Inc., Guess' Inc., Harris Corp., Jabil Circuit, Kimberly Clark, Layne Christensen, Legg Mason, Lincare, Mack Cali Realty, ManTech International, Mercury General, Mosaic, Newmont Mining, Piedmont Natural Gas, Smithfield Foods, Tesoro Corp., Valero Energy and Yahoo.

    Sales: Adobe, Air Products, Albany International, Best Buy, Borg-
Warner, Chiquita Banana, CIGNA, Cisco Systems, Columbia Sportswear,  Devon
Inc., Dover, Granite Construction, Greenbrier, Harsco, Iron Mountain,
Mastech, McDermott, McDonalds, McKesson, Motorola Solutions, Meredith,
Norfolk Southern, Old Dominion, Paccar, Pa	rker Hannifin,  PF Chang Chinese
Bistro, Procte r & Gamble, PSS World Medical, Southern Airways, Stanley
Black & Decker, Staples, Texas Instruments, United Technology, Vishay and Walgreen.

    Among the stocks we sold in the second quarter, the five best gainers were: Stanley Black & Decker, which more than doubled, with a 117% gain. The next best four gainers were: PF Chang Chinese Bistro, with a 67% net realized gain, Mastec with a 57% net gain, Old Dominion Freight Lines with a 56% net gain, and United Technology with a 50% net realized gain.

    For the six months ended June 30, 2012, purchases and sales of securities were $11.3 million and $11.7 million, respectively. Currently, the following ten securities had the greatest unrealized appreciation in our portfolio, as of June 30, 2012.

		                            % of Total
		                % Gain      Net Assets

1. Monster Beverage              284.8%	       3.27%
2. Equinix Inc.                   94.7	       1.93
3. Ball Corp.	                  62.8         1.37
4. Eastman Chemical	          60.8	       1.40
5. MDC Holdings.	          52.8	       1.56
6. Coca Cola 	                  50.4	       1.27
7. Disney, Walt	                  42.8	       1.41
8. Ansys, Inc.	                  42.3	       1.27
9. Church & Dwight	          41.1	       1.11
10. Pfizer	                  40.6	       1.26




ANNUAL MEETING

	Volumetric Fund's annual meeting was held on June 13, 2012. All 9 nominated directors were elected for their respective terms. We would like to welcome our newest director Dr. Alexandre Olbrecht. At the meeting the shareholders also approved BBD, LLP, as the Fund's independent registered public accounting firm for year ending December 31, 2012.

OUTLOOK

    Our volume indicator gave a 'buy signal' on June 26. Barring some unexpected negative developments in the economy, we are optimistic since the market is usually up in the second half of an election year.

    Your semi-annual account statement is enclosed with this report. If you have any questions, please do not hesitate to call us. Thank you for your trust and confidence.

    July 9, 2012

           Sincerely,


/s/Gabriel J. Gibs		/s/ Irene J. Zawitkowski


Gabriel J. Gibs		         Irene J. Zawitkowski
Chairman and CEO 	         President






                        VOLUMETRIC FUND, INC.
                       STATEMENT OF OPERATIONS
                 For Six Months Ended, June 30, 2012
                               (Unaudited)

INVESTMENT INCOME
  Dividends                                            $ 146,200
  Interest                                                   193
                                                       ---------
         TOTAL INVESTMENT INCOME                         146,393
                                                       ---------
EXPENSES
    Management Fee                                       203,095
                                                       ---------
INVESTMENT INCOME ' NET                                  (56,702)
                                                       ---------
REALIZED AND UNREALIZED
    GAIN ON INVESTMENTS
     Net realized gain on investments                    944,623
     Unrealized appreciation of investments
         Beginning of year                           $ 2,433,549
         End of period                                 2,210,720
     Decrease in unrealized appreciation                (222,829)
                                                       ---------
NET GAIN ON INVESTMENTS                                  721,794
                                                       ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                            $665,092
                                                       ---------




                      VOLUMETRIC FUND, INC.
              STATEMENT OF CHANGES IN NET ASSETS
              For Six Months Ended, June 30, 2012
                         (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Investment income - Net                             $ (56,702)
   Net realized gain on investments                      944,623
   Decrease in unrealized appreciation                  (222,829)
                                                       ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                             665,092
                                                       ---------
CAPITAL SHARE TRANSACTION
   Shares purchased                                      170,288
   Shares redeemed                                      (307,138)
                                                       ---------
NET DECREASE FROM CAPITAL
SHARE TRANSACTIONS                                      (136,850)
                                                       ---------
NET INCREASE IN NET ASSETS                               528,242
NET ASSETS
  Beginning of year                                   20,401,286
                                                     -----------
  End of period                                      $20,929,528
                                                     ===========




                      FINANCIAL HIGHLIGHTS
         (For a share outstanding throughout the period)
                   (Six months ended June 30, 2012)
                           (Unaudited)

Per share data
Net asset value, December 31, 2011                       $ 17.48
Income from investment operations:
   Investment income - Net                                 (0.05)
   Net realized and unrealized gain on
       Investments	                                    0.61
                                                       ---------
Total from investment operations                            0.56
                                                       ---------

Net asset value, June 30, 2012	                         $ 18.04
                                                       ---------
Total return*                                              3.22%
                                                       ---------


Ratios and supplemental data:
Net assets, end of period (in thousands)                $ 20,930
Ratio of expenses to average net assets**                  1.93%
Ratio of net inv. inc. to average net assets*            (0.27)%
Portfolio turnover rate*			             66%

    * Not Annualized            ** Annualized









	      VOLUMETRIC FUND, INC.
	     STATEMENT OF NET ASSETS
	         June 30, 2012
	         (Unaudited)

Equities: 	76.8%
SHARES	COMPANY	                                VALUE
 	Aerospace/Defense: 2.0%
 4,100	Alliant Techsystems	              $207,337
 2,800	Boeing Co.	                       208,040
                                              --------
		                               415,377
                                              --------
	Auto/Auto Parts: 0.9%
 5,600	Autonation*	                       197,568
                                              --------
	Building/Construction: 1.6%
10,000	MDC Holdings	                       326,700
                                              --------
 	Business Services: 4.2%
 7,500	DeVry, Inc.	                       232,275
 5,000	Manpower Group	                       183,250
10,000	ManTech International	               234,400
 7,200	Paychex Inc.	                       226,152
                                              --------
		                               876,077
                                              --------
 	Chemicals: 6.5%
 2,685	Cytec Industries	               157,448
 5,200	DuPont de Nemours	               262,964
 5,800	Eastman Chemical Co.	               292,146
 4,200	Mosaic	                               229,992
 2,000	Praxair Inc.        	               217,460
 5,600	Sensient Technologies Corp.	       205,688
                                            ----------
 		                             1,365,698
                                            ----------
	Communications: 3.1%
 5,000	Harris Corp.	                       209,250
 3,000	LLL Communications	               222,030
10,109	Telephone & Data Systems	       215,221
                                              --------
		                               646,501
                                              --------
	Computers/Software: 3.2%
 4,200	Ansys, Inc.*	                       265,062
 2,300	Equinix*	                       403,995
                                              --------
		                               669,057
                                              --------
	Consumer Products: 1.1%
 4,200	Church & Dwight Co, 	               232,974
                                              --------
	Drugs: 3.5%
 6,100	Eli Lilly & Co.	                       261,751
 5,098	Merck & Co. 	                       212,842
11,500	Pfizer Inc.	                       264,500
		                               739,093
	Electrical/Semiconductor: 5.0%
 5,224	Arrow Electronics*	               171,399
 6,200	Broadcom	                       209,312
10,000	Jabil Circuit	                       203,300
18,000	NVIDIA* Corp.	                       248,760
 4,100	Thermo Fisher Scientific	       212,831
                                            ----------
		                             1,045,602
                                            ----------
	Financial Services: 1.0%
 8,100	Legg Mason	                       213,597
                                              --------
`	Foods/Beverage: 7.7%
 3,900	Beam Inc.	                       243,711
 3,400	Coca-Cola Co.	                       265,846
 9,600	Monster Beverage**	               683,520
10,000	Smithfield Foods*	               216,300
10,700	Tyson Foods Inc., Class A	       201,481
                                            ----------
		                             1,610,858
                                            ----------
	Forest Products: 2.7%
 7,700	Avery Dennison	                       210,518
 2,500	Kimberly Clark	                       209,425
10,000	Sealed Air	                       154,400
                                              --------
		                               574,343
                                              --------
	Gold: 1.0%
 4,300	Newmont Mining	                       206,013
                                              --------
 	Indexes: 4.6%
 5,400	Dow-Jones Industrial Trust ETF	       693,630
 2,000	SPDR S&P 500 Trust ETF	               272,210
                                              --------
		                               965,840
                                              --------



SHARES	COMPANY	                                VALUE
 	Insurance: 1.0%
 4,800	Mercury General	                       200,016
                                              --------
	Internet: 1.0%
13,000	Yahoo*	                               205,790
                                              --------
	Leisure: 2.4%
 6,100 	Disney, Walt	                       295,850
13,500 	International Game Technology	       212,558
                                              --------
		                               508,408
                                              --------
	Machinery: 2.5%
 7,000 	Ball Corporation	               287,350
 5,500 	Ingersoll Rand	                       231,990
   	 	                               519,340
	Materials/Metals: 2.0%
20,000 	Alcoa	                               175,000
 8,483 	Owens Corning*	                       242,105
                                              --------
		                               417,105
                                              --------
	Medical/Health : 2.1%
 6,000 	Lincare Holdings	               204,120
 6,700 	Patterson Co.	                       230,949
                                              --------
		                               435,069
                                              --------
	Misc./Diversified: 4.1%
 8,400 	Actuant Corp, Class A	               228,144
 7,100 	Alleghany Technology	               226,419
13,000 	Amecian Greetings	               190,060
10,000 	Layne Christensen*	               206,900
                                              --------
		                               851,523
                                              --------
	Oil/Energy: 3.6%
 9,400	Tesoro Corp.	                       234,624
12,000	Ultra Petroleum*	               276,840
 9,600	Valero Energy	                       231,840
                                              --------
		                               743,304
                                              --------
	Real Estate: 1.0%
 7,300	Mack Cali Realty	               212,211
                                              --------
	Retail: 3.8%
16,000	Aeropostale Inc.*	               285,280
 8,000	Guess? Inc.	                       242,960
 3,700	Wal-Mart Stores Inc. 	               257,964
                                              --------
		                               786,204
                                              --------
	Shoes: 1.0%
 5,300	Wolverine World Wide	               205,534
                                              --------
	Transportation/Shipping: 2.1%
17,000	Arkansas Best	                       213,690
10,000	CSX Corp.	                       223,600
                                              --------
		                               437,290
                                              --------
	Utilities: 2.3%
 5,600	Edison International	               258,720
 6,600	Piedmont Natural Gas	               212,454
                                              --------
		                               471,174
                                              --------
TOTAL EQUITIES:
(COST:	$13,870,125)	                    16,080,845
                                           -----------
CASH EQUIVALENTS: 23.2%
   Cash		                                13,325
   JP Morgan Interest Bearing Deposit Acct.  5,145,353
   Dividends and interest receivable	        14,382
                                           -----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	     5,173,060
                                           -----------
TOTAL ASSETS		                    21,253,905
   Less payable to broker		      (444,377)
                                           -----------
NET ASSETS: 100.0%	 	           $20,929,528
                                           ===========
VOLUMETRIC SHARES OUTSTANDING		     1,159,983
                                           -----------
NET ASSET VALUE PER SHARE		        $18.04
                                                ======
	*  Non-income producing security
	** Previously named Hansen Natural








Volumetric Fund, Inc.
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
Transfer Agent

Volumetric Advisers, Inc.
Pearl River, New York

Custodian

J.P. Morgan Chase
New York, New York

Independent Registered Public
Accounting Firm

BBD, LLP
Philadelphia, Pennsylvania

Board of Directors

William P. Behrens
Gabriel J. Gibs, Chairman
Josef Haupl
Alexandre M. Olbrecht, Dr.
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers

Gabriel J. Gibs
   Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer